Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Summary of Movements in Leased Right of Use Assets

Movements in the leased Right of Use assets in 2021 are shown below:

(EUR thousand)	Buildings	Plant and machinery	Industrial equipment	Other tangible assets	Total
Cost
At January 1, 2020	16,239	6,930	330	7,694	31,193
Additions	2,602	1,761	—	1,347	5,710
Exchange rate differences	(872)	—	—	(39)	(911)
At December 31, 2020	17,969	8,691	330	9,002	35,992
Additions	1,549	278	16	1,268	3,111
Disposals	(1,437)	(199)	—	(19)	(1,655)
Exchange rate differences	885	25	—	50	960
At December 31, 2021	18,966	8,795	346	10,301	38,408

Depreciation
At January 1, 2020	2,234	852	65	1,703	4,854
Depreciation charge for the year	2,523	1,515	66	1,852	5,956
Exchange rate differences	(196)	15	—	(17)	(198)
At December 31, 2020	4,561	2,382	131	3,538	10,612
Depreciation charge for the year	2,579	1,546	71	2,006	6,202
Disposals	(1,308)	(26)	—	(3)	(1,337)
Exchange rate differences	207	3	—	31	241
At December 31, 2021	6,039	3,905	202	5,572	15,718

Net book value
At December 31, 2021	12,927	4,890	143	4,729	22,690
At December 31, 2020	13,408	6,309	199	5,464	25,380

Summary of Carrying Amounts of Lease Liabilities

Set out below are the carrying amounts of lease liabilities (included under interest-bearing loans and borrowings) and the movements during the period:

(EUR thousand)	2021	2020
At January 1	25,621	26,140
Additions	2,837	5,599
Accretion of interest	585	624
Payments	(6,498)	(5,906)
Early terminated contracts	(150)	—
Exchange rate difference	732	(836)
At December 31	23,127	25,621

Current	5,553	5,435
Non-current	17,574	20,186

Summary of Amounts Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Depreciation expense of Right of Use assets	6,202	5,956	4,861
Interest expense on lease liabilities	585	624	626
Expense relating to short-term leases	1,252	1,901	481
Expense relating to leases of low-value assets	5,180	3,744	3,815
Total amount recognized in profit or loss	13,219	12,225	9,783